Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 13,027,594	₩ 11,578,687
Cash and cash equivalents (except for cash on hand) [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,437,629	2,989,713
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	7,459,994	5,687,103
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	129,124	491,713
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	802,253	745,085
Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	190,830	99,453
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	942,274	862,481
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	5,432	94,750
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 1,060,058	₩ 608,389